Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Revenues	$ 637,317	$ 600,194
Costs and expenses:
Cost of operations	485,091	457,743
General and administrative	68,037	61,897
Non-cash stock compensation	5,802	3,967
Acquisition expense		192
Depreciation and depletion expense	47,256	48,008
Amortization expense	3,142	3,153
Impairment of oil and gas assets	224	1,638
Total operating expenses	609,552	576,598
Income from operations	27,765	23,596
Interest expense	17,745	14,513
Foreign currency loss	30	1,147
Non-cash (gain) loss on US$ 6.25% Convertible Debentures conversion feature	(190)	177
Other income, net	(946)	(1,127)
Income before income taxes and equity in net loss of unconsolidated investment	11,126	8,886
Equity in net loss of unconsolidated investment		(11)
Income tax expense	4,666	2,838
Net income	$ 6,460	$ 6,037
Weighted average number of shares outstanding-basic	92,936,942	95,495,357
Weighted average number of shares outstanding-diluted	110,553,664	110,098,439
Basic and diluted net income per common share	$ 0.07	$ 0.06
Dividends declared per common share	$ 0.44	$ 0.44